Condensed Consolidated Interim Statements of Comprehensive Loss (Parenthetical)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Reverse stock split, description	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split